Fair Value Measurements (Details) - Schedule of assets that are measured at fair value - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member] | Inflection Point Acquisition Corp. [Member]
Schedule of Assets that are Measured at Fair Value [Abstract]
Marketable securities held in Trust Account	$ 334,589,588	$ 329,755,798